Long Term Bank Loans (Details) - Schedule of long term bank loan - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Subtotal		$ 8,759,600	$ 8,578,600
Less: current maturities of long-term loan		(1,436,100)	(436,200)
Long-term loan-noncurrent portion		7,323,600	8,142,400
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”) [Member]
Debt Instrument [Line Items]
Subtotal	[1]	8,041,600	8,578,600
Dongfang Credit Cooperative Association [Member]
Debt Instrument [Line Items]
Subtotal	[2]	$ 718,000

[1]	In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for the purpose of expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum. REIT Changjiang pledged its land use right of 306,000 square meters and construction in progress on this land, as well as certain production lines as collaterals to secure this loan. RETO and Beijing REIT also pledged their shares in REIT Changjiang of 15.683% and 84.317%, respectively, as collateral to further secure the loan. The loan is also guaranteed by the CEO and principal shareholders of the Company. The Company repaid approximately $0.1 million (RMB 1.0 million) in fiscal 2018 and $0.4 million (RMB 3.0 million) in fiscal 2019. As of December 31, 2019, the outstanding balance of this loan was $8,041,600 (RMB 5.6 million). Subsequent to the year end, on May 11, 2020, REIT Changjiang obtained approval from CCCA and amended the loan repayment schedule and the repayment of $287,000 (RMB 2.0 million) which was originally scheduled on June 19, 2020 has been extended to December 19, 2021.
[2]	In March 2019, REIT Construction entered into a bank loan agreement with Dongfang Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for two years. The loan bears a fixed interest rate of 9.72% per annum. REIT Construction is required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan is guaranteed by the CEO and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) from March 26, 2020 to January 2021.